INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

24. INCOME TAXES

(a)	Income tax expense (recovery)

Income tax expense (recovery) included in the consolidated statements of operations and comprehensive income (loss) is as follows:

	2023	2022

Current income tax expense (recovery)	$(527)	$1,144
Deferred income tax expense (recovery)	(525)	3,440
Total income tax expense (recovery)	$(1,052)	$4,584

The reconciliation of income taxes calculated at the Canadian statutory tax rate to the income tax expense recognized in the year is as follows:

	2023	2022

Net income (loss) before income taxes	$(510)	$7,680

Combined statutory tax rate	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	(138)	2,074

Reconciling items:
Effect of difference in foreign tax rates	57	326
Non-deductible/non-taxable items	892	1,205
Change in unrecognized deductible temporary differences	(334)	1,169
Impact of foreign exchange	(1,574)	(351)
Special mining duties	157	385
Revisions to estimates	(19)	(215)
Share issue costs	(136)	(3)
Other items	43	(6)

Income tax expense (recovery) recognized in the year	$(1,052)	$4,584

The Company recognized a non-cash recovery of $30 for the year ended December 31, 2023 (2022 – expense of $408) related to the deferred tax impact of the special mining duty.

	December 31,	December 31,
	2023	2022

Deferred income tax assets	$2,034	$1,426
Deferred income tax liabilities	(6,730)	(6,647)

	$(4,696)	$(5,221)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022

Reclamation provision	$979	$167
Other deductible temporary differences	1,055	1,259
Exploration and evaluation assets	(3,054)	(3,310)
Plant, equipment and mining properties	(3,676)	(2,337)

Net deferred income tax liabilities	$(4,696)	$(5,221)

The net deferred tax liability presented in these consolidated financial statements is due to the difference in the carrying amounts and tax bases of the Mexican plant, equipment and mining properties which were acquired in the purchase of Avino Mexico. The carrying values of the Mexican plant, equipment and mining properties includes an estimated fair value adjustment recorded upon the July 17, 2006, acquisition of control of Avino Mexico that was based on a share exchange, while the tax bases of these assets are historical undeducted tax amounts that were nil on acquisition. The deferred tax liability is attributable to assets in the tax jurisdiction of Mexico.

(b)	Unrecognized deductible temporary differences:

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets.  Unrecognized deductible temporary differences are summarized as follows:

	December 31, 2023	December 31, 2022

Tax losses carried forward - Canada	$20,468	$20,370
Tax losses carried forward - Mexico	50,889	42,575
Share issue costs	815	841
Plant, equipment and mining properties	511	411
Exploration and evaluation assets	1,174	1,156
Investments	2,267	1,289

Unrecognized deductible temporary differences	$76,124	$66,642

The Company has capital losses of $7,919 carried forward and $12,549 in non-capital tax losses carried forward available to reduce future Canadian taxable income. The capital losses can be carried forward indefinitely until used. The non-capital losses have an expiry date range of 2024 to 2043.

The Company has non-capital tax losses of $50,889 carried forward available to reduce future Mexican taxable income and have an expiry date range of 2024 to 2033.